Debt - Minimum Annual Repayments of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 11,493
2019	4,132
2020	3,027
2021	2,868
2022	1,466
2023 and thereafter	2,909
Total	25,895	$ 25,276
Industrial Activities [Member]
Debt Instrument [Line Items]
2018	1,263
2019	888
2020	41
2021	861
2022	710
2023 and thereafter	2,698
Total	7,396	7,691
Industrial Activities [Member] | Intersegment Debt
Debt Instrument [Line Items]
Total	935	997
Financial services [Member]
Debt Instrument [Line Items]
2018	10,230
2019	3,244
2020	2,986
2021	2,007
2022	756
2023 and thereafter	211
Total	21,075	20,061
Financial services [Member] | Intersegment Debt
Debt Instrument [Line Items]
Total	$ 1,641	$ 1,479